INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 85,553			¥ 85,880		¥ 88,006
Accumulated amortization	(27,988)			(24,247)		(14,530)
Impairment loss of technology with discontinued online lending information intermediaries	(17,220)			(17,220)
Intangible assets, net	40,345			44,413		73,476
Amortization expense	3,741	$ 579	¥ 5,693	9,717	$ 1,505	9,398	¥ 2,640
Expected amortization expense related to intangible assets
2021	3,465			7,281
2022	5,557			5,599
2023	5,557			5,599
2024	3,954			3,971
2025	3,379			3,397
Thereafter	¥ 18,433			¥ 18,568
Minimum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	2 years 7 months 6 days	2 years 7 months 6 days		2 years 7 months 6 days	2 years 7 months 6 days
Maximum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	20 years	20 years		20 years	20 years
Brokerage licenses
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 51,553			¥ 51,880		54,006
Trade Name
INTANGIBLE ASSETS, NET
Total Intangible assets	6,400			6,400		6,400
Technology
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 27,600			¥ 27,600		¥ 27,600